ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

6. ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net, consisted of the following:

	December 31,	December 31,
	2013	2014
Trade name/domain name	$3,202,608	$3,202,608
User base	485,735	485,735
Operating system	87,467	87,467
Customer relationship	21,309	21,309
Total	3,797,119	3,797,119
Less: Accumulated amortization	(1,762,328)	(1,762,328)
Less: Impairment of intangible assets	(2,034,791)	(2,034,791)
Acquired intangible assets, net	$—	$—

The amortization expenses of acquired intangible assets were $967,185, $415,576 and nil for the years ended December 31, 2012, 2013 and 2014, respectively.

In 2013, the Group recognized an impairment loss of $2,034,791 as carrying amount of the intangible assets exceeded the fair value of the assets based on a discounted cash flow method using assumptions about revenue growth rates and the appropriate discount rates. No impairment loss for the intangible assets was recognized for the years ended December 31, 2012 and 2014.